Earnings Per Share	9 Months Ended	12 Months Ended
	Nov. 03, 2018	Feb. 03, 2018
Earnings Per Share [Abstract]
Earnings Per Share

15. Earnings Per Share

The following table summarizes the computation of basic and diluted net income per share attributable to common stockholders:

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	November 3, 2018	October 28, 2017	November 3, 2018	October 28, 2017
Weighted-average common shares outstanding, used for basic computation	135,018,238	88,442,052	110,162,167	88,363,302
Plus: Incremental shares of potentially dilutive securities	4,349,499	3,842,956	4,781,572	—

Weighted-average number of common and dilutive potential common shares outstanding	139,367,737	92,285,008	114,943,739	88,363,302

Stock options of 652,743 and 1,569,949 were not included in the computation of diluted earnings for the thirteen and thirty-nine weeks ended November 3, 2018, respectively, because their inclusion would have been anti-dilutive. Similarly, stock options of 1,663,426 and 2,017,695 were excluded from the computation of diluted earnings for the thirteen and thirty-nine weeks ended October 28, 2017, respectively.

21. Earnings Per Share

The table below reconciles basic weighted-average common shares outstanding to diluted weighted-average common shares outstanding for 2015, 2016 and 2017:

	Fiscal Year Ended January 30, 2016	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Weighted-average common shares outstanding, used for basic computation	87,869,243	88,163,992	88,385,864
Plus: Incremental shares of potentially dilutive securities
Stock options:	2,372,111	2,572,087	3,877,713

Weighted-average number of common and dilutive potential common shares outstanding	90,241,354	90,736,079	92,263,577

Stock options not included in the computation of diluted earnings were 2,681,287, 3,416,707 and 811,272 as of the end of 2015, 2016 and 2017 respectively.